Exhibit 99.1

BANK OF AMERICA AUTO TRUST

SERIES 2010-2

Distribution Package
Contact:
Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: Nov 15, 2010			maryann.turbak@usbank.com

Distribution Package Includes:		Issuance Dates

- Payment Date Statement		First Distribution Date:	July 15, 2010
Statement to Certificate Holders and Factors	2	Settlement Date:	June 24, 2010
Distribution Detail	3-6

		Cutoff Date:	May 31, 2010

Issuance Parties

		Servicer(s):	Bank of America, National Association

		Indenture Trustee:	U.S. Bank National Association

		Owner Trustee:	Wilmington Trust Company

		Underwriter(s):	Bank of America Securities LLC, Barclays Capital Inc.,
Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, and RBS Securities Inc.

Contact

		Name:	Mary Ann Turbak
		Title:	Trust Officer
		Phone:	312-325-8730
Mobile:
Fax:
		Email:	maryann.turbak@usbank.com
		Address:	209 S. LaSalle St. 3rd Fl,; Chicago, IL 60604

		Website:	www.usbank.com/abs

*	See the Prospectus Supplement for definitions.

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: November 15, 2010	maryann.turbak@usbank.com

I, II Note Payments and Factors

Class	Original Face Value	Beginning Balance	Principal Distribution	Interest Distribution	Total Distribution	Ending Balance	Ending Note Factor
A-1	$340,005,000.00	$154,619,474.41	$36,881,052.07	$82,469.73	$36,963,521.80	$117,738,422.34	0.34628439
A-2	$240,000,000.00	$240,000,000.00	$0.00	$182,000.00	$182,000.00	$240,000,000.00	1.00000000
A-3	$481,000,000.00	$481,000,000.00	$0.00	$525,091.67	$525,091.67	$481,000,000.00	1.00000000
A-4	$191,126,000.00	$191,126,000.00	$0.00	$308,987.03	$308,987.03	$191,126,000.00	1.00000000

Total Notes	$1,252,131,000.00	$1,066,745,474.41	$36,881,052.07	$1,098,548.43	$37,979,600.50	$1,029,864,422.34
Certificate*	$97,876,411.97	$108,731,632.38	$0.00	$6,540,187.82	$6,540,187.82	$104,972,406.69	1.07249954

Total	$1,350,007,411.97	$1,175,477,106.79	$36,881,052.07	$7,638,736.25	$44,519,788.32	$1,134,836,829.03

AMOUNTS PER $1,000 UNIT

Class	Cusip	Beginning Balance	Principal Distribution	Interest Distribution	Total Distribution	Ending Balance	Interest Rate
A-1	06052MAA3	$454.75647244	$108.47208738	$0.24255446	$108.71464184	$346.28438506	0.61940%
A-2	06052MAB1	$1,000.00000000	$0.00000000	$0.75833333	$0.75833333	$1,000.00000000	0.91000%
A-3	06052MAC9	$1,000.00000000	$0.00000000	$1.09166667	$1.09166667	$1,000.00000000	1.31000%
A-4	06052MAD7	$1,000.00000000	$0.00000000	$1.61666665	$1.61666665	$1,000.00000000	1.94000%
Certificate*		$1,110.90742081	$0.00000000	$66.82087840	$66.82087840	$1,072.49953873	0.00000%

*	Notional Balance

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: November 15, 2010	maryann.turbak@usbank.com

Collection Period #	5
Record Date	November 12, 2010
Determination Date	November 5, 2010
Payment Date	November 15, 2010

III. Overcollateralization Amount

A. Initial Overcollateralization Amount	$97,876,411.97
B. Beginning Overcollateralization Amount	$108,731,632.38
C. Target Overcollateralization Amount	$104,972,406.69
D. Ending Overcollateralization Amount	$104,972,406.69

IV. Reserve Account

A. Specified Reserve Account Balance	$3,375,018.53
Beginning Balance	$3,375,018.53
B. Reserve Account Draw Amount	$0.00
Reserve Account Excess Amount	$378.07
C. Reserve Account Deposit	$0.00
Ending Balance net of withdrawals and deposits	$3,375,018.53

D. Reserve Fund Investment Income	$378.07

VI, XIII, XIV. Receivable Pool Information

Pool Factor as of end of Collection Period	0.840615258

Pool Balance as of the Cut-off Date	$1,350,007,411.97
Beginning Pool Balance	$1,175,477,106.79
Ending Pool Balance	$1,134,836,829.03

Beginning Weighted Average APR	5.4873643%
Ending Weighted Average APR	5.4792014%

Beginning Weighted Average Remaining Term (months)	52.467513
Ending Weighted Average Remaining Term (months)	51.618277

Beginning # of Receivables	61,031
Ending # of Receivables	59,990

Monthly Prepayment Speed (% ABS)	1.30%

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: November 15, 2010	maryann.turbak@usbank.com

VII. Servicing Fee

A. Current Servicing Fee Due	$979,564.26
B. Servicing Fee Unpaid from Prior Period	$0.00
C. Total Servicing Fee Paid	$979,564.26
D. Ending Servicing Fee Unpaid (A+B-C)	$0.00

VIII. Accrued Note Interest Distribution

Class	Rate	Monthly Interest	Beginning Interest Carryover Shortfall	Interest on Interest Carryover Shortfall	Interest Distributable Amount	Interest Distributable Amount Paid	Ending Interest Carryover Shortfall
A-1	0.61940%	$82,469.73	$0.00	$0.00	$82,469.73	$82,469.73	$0.00
A-2	0.91000%	$182,000.00	$0.00	$0.00	$182,000.00	$182,000.00	$0.00
A-3	1.31000%	$525,091.67	$0.00	$0.00	$525,091.67	$525,091.67	$0.00
A-4	1.94000%	$308,987.03	$0.00	$0.00	$308,987.03	$308,987.03	$0.00

IX. Repurchased Receivables

Aggregate Repurchase price	$0.00

X. Delinquency Information

A. Delinquency Information	% of Cut-off Date

Delinquency	Count	Principal	Pool Balance
1-30 days	2,869	$41,155,988.86	3.04858%
31-60 days	375	$4,058,356.15	0.30062%
61-90 days	84	$952,924.90	0.07059%
91+ days	33	$441,808.86	0.03273%

Total	3,361	$46,609,078.77	3.45251%

XI, XII. Defaulted and Loss Information	% of Cut-off Date

	Count	Principal	Pool Balance
Defaulted Monthly Receivables	28	$470,481.95	0.03485%
Cumulative Defaulted Receivables	77	$1,417,678.57	0.10501%

Aggregate Monthly Liquidation Proceeds		$141,871.32	0.01051%
Cumulative Liquidation Proceeds*		$548,321.66	0.04062%

Aggregate Monthly Net Loss		$328,610.63	0.02434%
Cumulative Net Losses		$869,356.91	0.06440%

*	In the 10/15/2010 Monthly Statement to Noteholders, the Cumulative Liquidation Proceeds were increased by $79,130.62, to include proceeds from recoveries from the 8/15/2010 and 9/15/2010 Statements. Payments to Noteholders were unaffected.

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: November 15, 2010	maryann.turbak@usbank.com

V, XVI, XVII, XVIII. Collections, Available Funds, and Disbursements

A. Available Funds

1. Collections
a. Scheduled Principal Payments	$22,689,120.34
b. Prepaid Principal Payments (other than Liquidation Proceeds)	$17,480,675.47
c. Repurchased Principal	$0.00

d. Total Principal Payments (a+b+c)	$40,169,795.81
e. Interest Collections	$5,187,307.38
f. Liquidation Proceeds	$141,871.32

g. Total Collections (d+e+f)	$45,498,974.51

2. Additional Funds
a. Reserve Fund Investment Income	$378.07
b. Reserve Fund Net Withdrawal	$0.00
c. Net Swap Receipts	$0.00

d. Total Additional Funds	$378.07

3. Total Available Funds
a. Total Collections	$45,498,974.51
b. Additional Funds	$378.07

c. Total Available Funds	$45,499,352.58

B. Disbursements

a. Servicer Fees, Expenses, and Indemnities	$979,564.26
b. Net Swap Counterparty Payment (if applicable)	$0.00
c. Interest Payment on Class A Notes	$1,098,548.43
d. First Allocation of Principal	$0.00
e. Reserve Fund Net Deposit	$0.00
f. Regular Allocation of Principal	$36,881,052.07
g. Pro-Rata, for payment of expenses and indemnities, to
1. Indenture Trustee	$0.00
2. Owner Trustee	$0.00
3. Securities Administrator	$0.00
4. Administrator	$0.00
5. Servicer	$0.00
h. Payments to Certificateholders	$6,540,187.82

i. Total Disbursements	$45,499,352.58

C. Reconciliation

1. Total Credits	$45,499,352.58
2. Total Disbursements	$45,499,352.58

3. Reconciliation (1-2)	$0.00

BANK OF AMERICA AUTO TRUST
SERIES 2010-2

Contact:
Monthly Statement to Noteholders	Mary Ann Turbak
Trust Officer
312-325-8730
Distribution Date: November 15, 2010	maryann.turbak@usbank.com

XIX, XX. Modifications and Breaches

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	No

4. Has there been an issuance of notes or other securities backed by the Receivables?	N/A